FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currency risk [Table Text Block]
Year ended	August 31, 2021	August 31, 2020

Cash (Rand)	$192	$100
Cash (USD)	5,729	1,189
Accounts receivable (Rand)	439	140
Accounts payable (Rand)	1,686	636
Loan Payable (USD)	9,089	19,337
Convertible Note (USD)	18,716	17,212